Segments - Summary of Significant Revenue and Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segments
Revenues	$ 216,413	$ 138,206	$ 236,738	$ 248,910	$ 309,920	$ 329,410
Cost of revenue	32,816	56,176	72,740	101,718	182,163	187,848
Gross margin	183,597	82,030	163,998	147,192	127,757	141,562
Operating expenses:
Total operating expenses	7,463,170	854,847	11,954,131	1,632,326	5,243,864	1,380,293
Change in fair value of SAFE liability				869,000
Other income	(205,990)	(14,635)	(257,715)	(32,975)	(80,275)	(524)
Loss before income taxes	(7,325,038)	(1,627,182)	(11,783,873)	(2,321,159)	(8,529,263)	(2,067,907)
Income tax expense	0	0	0	0		(1,735)
Net loss	(7,325,038)	(1,627,182)	(11,783,873)	(2,321,159)	(8,529,263)	(2,069,642)
Single reportable segment
Segments
Revenues	216,413	138,206	236,738	248,910	309,920	329,410
Cost of revenue	32,816	56,176	72,740	101,718	182,163	187,848
Gross margin					127,757	141,562
Operating expenses:
Professional fees and consultants					4,237,050	1,097,942
Research and development					276,375	118,036
General and administrative					699,576	164,109
Sales and marketing					30,863	206
Total operating expenses					5,243,864	1,380,293
Change in fair value of SAFE liability					3,493,431	829,700
Other income					(80,275)	(524)
Loss before income taxes					(8,529,263)	(2,067,907)
Income tax expense						(1,735)
Net loss	$ (7,325,038)	$ (1,627,182)	$ (11,783,873)	$ (2,321,159)	$ (8,529,263)	$ (2,069,642)